EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The following table sets forth the calculation of basic and diluted earnings per common share using the two-class method (dollars in thousands, except per share data):

	Years ended
	2018	2017	2016
Numerator
Net income (loss)	$85,723	$2,598	$(29,112)
Less:
Dividends declared and paid to shareholders	—	—	—
Dividend equivalents paid to vested RSUs and SARs	—	—	—
Net income (loss) attributable to common shareholders	$85,723	$2,598	$(29,112)
Denominator
Weighted average shares outstanding-Basic	29,744,083	30,307,357	33,239,001
Dilutive common equivalent shares:
RSUs	—	—	—
SARs	39,821	46,068	—
Weighted average shares outstanding-Diluted	29,783,904	30,353,425	33,239,001
Earnings (loss) per share:
Basic
Distributed earnings	$—	$—	$—
Undistributed income (excess distribution)	$2.88	$0.09	$(0.88)
Basic earnings (loss) per share	$2.88	$0.09	$(0.88)
Diluted
Distributed earnings	$—	$—	$—
Undistributed income (excess distribution)	$2.88	$0.09	$(0.88)
Diluted earnings (loss) per share	$2.88	$0.09	$(0.88)